Audit and Other Services (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Audit and Other Services

	Group
	2019	2018	2017
	£m	£m	£m
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual accounts	8.5	7.7	7.8
Fees payable to the Company’s auditor and its associates for other services to the Santander UK group:
- Audit of the Santander UK group’s subsidiaries	1.9	1.6	1.4

Total audit fees (1)	10.4	9.3	9.2

Non-audit fees:
Audit-related assurance services (2)	1.7	2.2	1.6
Other assurance services	0.4	0.1	0.1
Other non-audit services	0.2	1.0	0.4

Total non-audit fees	2.3	3.3	2.1

(1)	2019 audit fees included £0.3m (2018: £nil) which related to the prior year.
(2)	2019 audit-related assurance services included £nil (2018: £0.1m) which related to the prior year.